Fair Value Measurements (Details)	Dec. 31, 2023 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities	$ 4,462,942
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities	4,462,942
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities
Corporate Debt Securities [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities	4,462,942
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities	4,462,942
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total marketable securities